Basis of Presentation and Significant Accounting Policies - Major Customers that Exceeded 10% of Total Oil, Natural Gas and NGL Revenues (Detail) - Customer Concentration Risk - Sales Revenue, Net	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Sunoco Inc.
Concentration risk percentage	40.00%		55.00%		61.00%
EnLink Oklahoma Gas Processing, LP
Concentration risk percentage	39.00%		31.00%			[1]
Cimarex Energy Company
Concentration risk percentage		[1]		[1]	14.00%

[1]	Revenue from customer was less than 10% in this year